SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of financial assets receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Financial assets receivable	¥ 998,835		¥ 292,342
Allowance for credit losses of financial assets receivable	(7,207)		0	¥ 0
Financial assets receivable, net	¥ 991,628	$ 139,668	¥ 292,342